Share-based compensation (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended			0 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 22, 2013 Chenchao (CC)Zhuang First option grant Vesting on December 31, 2013	Sep. 22, 2013 Chenchao (CC)Zhuang First option grant Vesting on a quarterly basis after December 31, 2013	Sep. 22, 2013 Chenchao (CC)Zhuang Second option grant Vesting on December 31, 2013	Sep. 22, 2013 Chenchao (CC)Zhuang Second option grant Vesting on a quarterly basis after December 31, 2013	Sep. 22, 2013 Plan	Nov. 30, 2007 Plan	Dec. 31, 2014 Plan USD ($)	Dec. 31, 2013 Plan	Aug. 10, 2012 Plan	Dec. 29, 2011 Plan	Dec. 31, 2014 Plan Employees	Dec. 31, 2013 Plan Employees	Dec. 31, 2012 Plan Employees	Oct. 02, 2012 Plan Senior management	Apr. 02, 2012 Plan Senior management	Oct. 02, 2012 Plan Senior management USD ($)	Oct. 02, 2012 Plan Senior management CNY	Dec. 31, 2013 Plan Chenchao (CC)Zhuang CNY	Dec. 31, 2014 Plan Chenchao (CC)Zhuang USD ($)	Dec. 31, 2014 Plan Chenchao (CC)Zhuang CNY	Sep. 22, 2013 Plan Chenchao (CC)Zhuang	Sep. 22, 2013 Plan Chenchao (CC)Zhuang First option grant USD ($)	Sep. 22, 2013 Plan Chenchao (CC)Zhuang Second option grant USD ($)	Mar. 06, 2012 Plan Executive officers USD ($)	Dec. 31, 2012 Plan Executive officers USD ($)	Dec. 31, 2012 Plan Executive officers CNY	Jan. 25, 2013 Modification of options granted to March 6, 2012	Dec. 31, 2013 Modification of options granted to March 6, 2012 USD ($)	Dec. 31, 2013 Modification of options granted to March 6, 2012 CNY	Jan. 25, 2013 Modification of options granted to March 6, 2012
Stock option activity
Awards to be granted (in shares)										9,600,140				26,060,000											2
Awards to be granted (in shares)																																		450,000
Contractual term										10 years																		10 years
Vesting period										4 years																			4 years	4 years
Grant date fair value (in dollars per share)																										$ 2.69	$ 2.19
Vesting percentage										25.00%
Vesting period of 25% of awards										1 year
Portion of shares vested on quarterly basis										0.0625
Additional shares authorized as a percentage of total outstanding ordinary and redeemable ordinary shares													1.50%
Additional number of shares available for issuance under the plan									6,066,896
Share options granted											9,993,411				9,993,411	10,988,106	4,765,068	11,000	278,000							3,033,448	3,033,448	500,000
Share options granted															7,929,555	1,671,867	0
Recognized compensation costs	$ 42,932	266,370	63,707	27,206																$ 583	3,620	22,540	$ 3,698	22,946					$ 0			$ 262	1,627
Share options granted (in dollars per share)											$ 0.01															$ 3.9559	$ 6.5932	$ 0.01
Contractual term											7 years 10 months 21 days	7 years 4 months 21 days														10 years	10 years
Vesting percentage					25.00%	6.25%	25.00%	6.25%																					25.00%	25.00%
Performance condition to grant shares, as percentage of consolidated revenue																													90.00%	90.00%
Performance condition to grant shares, target of consolidated revenue																														530,000
Performance condition to grant shares, as percentage of revenue from hotels for reservations and sales																													90.00%	90.00%
Performance condition to grant shares, target of revenue from hotels for reservations and sales																														150,000
Percentage of options previously granted																															90.00%